Related party transactions - Schedule of Transactions with Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Revenues	€ 1,916,947	€ 1,946,647	€ 1,904,549
Cost of sales	622,910	650,087	680,235
Selling, general and administrative expenses	1,033,871	1,008,324	901,364
Marketing expenses	120,686	121,384	114,802
Foreign exchange gains	9,000	(11,338)	(5,262)
Zegna Group
Disclosure of transactions between related parties [line items]
Revenues	1,916,947	1,946,647	1,904,549
Cost of sales	622,910	650,087	680,235
Selling, general and administrative expenses	1,033,871	1,008,324	901,364
Marketing expenses	120,686	121,384	114,802
Financial income/(expenses)	(8,962)	(25,967)	(30,839)
Foreign exchange gains	9,000	(11,338)	(5,262)
Norda Run Inc.
Disclosure of transactions between related parties [line items]
Revenues	15,201
Luigi Fedeli e Figlio S.r.l.
Disclosure of transactions between related parties [line items]
Revenues	27,030
Associates
Disclosure of transactions between related parties [line items]
Revenues	15	62	3,324
Cost of sales	4,016	6,467	7,227
Selling, general and administrative expenses	21	65	1,003
Marketing expenses	0	0	0
Financial income/(expenses)	0	(5)	89
Foreign exchange gains	(1)	0	(14)
Associates | TFI Group
Disclosure of transactions between related parties [line items]
Revenues	0	0	3,233
Cost of sales	0	0	288
Selling, general and administrative expenses	0	0	740
Marketing expenses	0	0	0
Financial income/(expenses)	0	0	(7)
Foreign exchange gains	0	0	0
Royalties		181
Associates | Filati Biagioli Modesto S.p.A.
Disclosure of transactions between related parties [line items]
Revenues	0	0	5
Cost of sales	4,016	5,782	4,782
Selling, general and administrative expenses	20	65	141
Marketing expenses	0	0	0
Financial income/(expenses)	0	0	96
Foreign exchange gains	0	0	0
Associates | Norda Run Inc.
Disclosure of transactions between related parties [line items]
Revenues	0	0	0
Cost of sales	0	138	2,072
Selling, general and administrative expenses	1		122
Selling, general and administrative expenses		(4)
Marketing expenses	0	0	0
Financial income/(expenses)	0	0	0
Foreign exchange gains	(1)	0	(14)
Associates | Luigi Fedeli e Figlio S.r.l.
Disclosure of transactions between related parties [line items]
Revenues	15	62	86
Cost of sales	0	547	85
Selling, general and administrative expenses	0	4	0
Marketing expenses	0	0	0
Financial income/(expenses)	0	(5)	0
Foreign exchange gains	0	0	0
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | EZ Real Estate
Disclosure of transactions between related parties [line items]
Revenues	14	14	4
Cost of sales	2,618	2,534	2,580
Selling, general and administrative expenses	3,871	4,187	4,100
Marketing expenses	2,040	2,106	2,072
Financial income/(expenses)	(691)	(744)	(545)
Foreign exchange gains	0	0	0
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Schneider Group
Disclosure of transactions between related parties [line items]
Revenues	0	6	25
Cost of sales	8,979	13,398	14,209
Selling, general and administrative expenses	73		14
Selling, general and administrative expenses		(1)
Marketing expenses	0	0	0
Financial income/(expenses)	0	0	0
Foreign exchange gains	15	0	0
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Alan Real Estate S.A.
Disclosure of transactions between related parties [line items]
Revenues	0	0	0
Cost of sales	1,765	1,730	1,650
Selling, general and administrative expenses	3,492	3,160	3,100
Marketing expenses	0	0	0
Financial income/(expenses)	(1,627)	(1,708)	(310)
Foreign exchange gains	11	0	(8)
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Agnona S.r.l.
Disclosure of transactions between related parties [line items]
Revenues	206	70	64
Cost of sales	42	55	35
Selling, general and administrative expenses	275	261	210
Marketing expenses	57	67	32
Financial income/(expenses)	0	(1)	(1)
Foreign exchange gains	(3)	0	(1)
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Disclosure of transactions between related parties [line items]
Revenues	150	341	195
Cost of sales	5,127	5,632	5,827
Selling, general and administrative expenses	593	1,311	614
Marketing expenses	14	39	6
Financial income/(expenses)	1	4	3
Foreign exchange gains	3	0	0
UBS Group AG
Disclosure of transactions between related parties [line items]
Revenues	0	0	0
Cost of sales	0	0	0
Selling, general and administrative expenses	1,273	559	3,108
Marketing expenses	0	0	0
Financial income/(expenses)	419	(1,519)	(1,522)
Foreign exchange gains	(971)	(1,746)	350
Other
Disclosure of transactions between related parties [line items]
Revenues	0	0	0
Cost of sales	0	0	0
Selling, general and administrative expenses	2,628	2,754	3,038
Marketing expenses	0	0	0
Financial income/(expenses)	0	0	0
Foreign exchange gains	0	0	0
Total transactions with related parties
Disclosure of transactions between related parties [line items]
Revenues	385	493	3,612
Cost of sales	22,547	29,816	31,528
Selling, general and administrative expenses	12,226	12,296	15,187
Marketing expenses	2,111	2,212	2,110
Financial income/(expenses)	(1,898)	(3,973)	(2,286)
Foreign exchange gains	€ (946)	€ (1,746)	€ 327